Supplementary Information to the Consolidated Cash Flow Statements - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Non-cash transactions - introducing aircraft under leases	¥ 11,335
Non-cash transactions - acquisition of aircraft under finance leases		¥ 30,351	¥ 13,290
Non - cash equity transaction of financing activities			¥ 1,741
Equity transaction of MTU [member]
Condensed Cash Flow Statements, Captions [Line Items]
Total equity interest			50.00%